Long Term Loan to a Third-Party (Tables)	12 Months Ended
Dec. 31, 2024
Long Term Loan to a Third-Party [Abstract]
Schedule of Long Term Loan to a Third-Party

Long term loan to a third-party consisted of the following:

	December 31, 2024	December 31, 2023
Long term loan to a third-party	$2,000,000	$2,066,822
Total long term loan to a third-party	$2,000,000	$2,066,822

Current portion of loan to a third-party	2,000,000	-

Non-current portion of loan to a third-party	-	2,066,822